Basis of Presentation And General Information	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

1.           Basis of presentation and general information

The accompanying consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006, under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010, Globus was redomiciled to the Marshall Islands and its shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010, Globus’ shares were effectively delisted from AIM.

The address of the registered office of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as of December 31, 2020:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned
Globus Shipmanagement Corp.	Marshall Islands	-	Management Co.

Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe

Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe

Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe

Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe

Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe

Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe

Talisman Maritime Limited	Marshall Islands	-	-

The consolidated financial statements as of December 31, 2020 and 2019 and for the three years in the period ended December 31, 2020, were approved for issuance by the Board of Directors on March 24, 2021.